UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Item 1: Report(s) to Shareholders.

Money Market
Schwab Money Market Portfoliotm

Money Market Semiannual report for the period ended June 30, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

Schwab Money Market Portfolio 1

The Investment Environment continued

The implications of interest rate cuts have put downward pressure on yields for short term debt instruments such as Certificates of Deposit and Commercial Paper. In a declining interest rate environment, the yields on money market funds typically track the fall in interest rates and tend to be places of safe haven during price volatility. While money market yields declined during the period, it seemed that investors considered inflationary risk as subordinate to capital preservation and low price volatility.

The Schwab Money Market Portfolio maintained a slightly longer weighted average maturity (WAM) relative to its peer group by focusing on selective extensions into longer-dated maturities, a stance that benefitted the portfolio in a falling rate environment. We felt the longer end of the yield curve represented value and provided a good opportunity to protect against short term market volatility. This action benefitted the portfolio’s performance as we extended the WAM early in the Fed’s cycle of lowering rates.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Portfolio

Performance and Fund Facts as of 6/30/08

 Seven-Day Yields1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Seven-Day Yield	1.82%

Seven-Day Effective Yield	1.84%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	49 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses. To obtain current sub-account level performance information, please visit www.schwab.com/annuities.

Schwab Money Market Portfolio 3

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab Money Market Portfolio
Actual Return	0.42%	$1,000	$1,012.80	$2.10
Hypothetical 5% Return	0.42%	$1,000	$1,022.77	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

4 Schwab Money Market Portfolio

Schwab Money Market Portfolio tm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	6/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.28	[1]	4.74	4.61	2.75	0.90	0.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	[2]	0.44	0.46	0.47	0.46	0.44
Gross operating expenses	0.42	[2]	0.44	0.46	0.47	0.46	0.44
Net investment income (loss)	2.55	[2]	4.62	4.55	2.74	0.89	0.75
Net assets, end of period ($ x 1,000,000)	231		215	159	133	116	141
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 5

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

84.0%	Federal Agency Securities	193,683	193,683
14.4%	Other Investment	33,329	33,329

98.4%	Total Investments	227,012	227,012
1.6%	Other Assets and Liabilities		3,652

100.0%	Net Assets		230,664

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 84.0% of net assets

Fixed-Rate Coupon Notes 9.3%

Fannie Mae
2.15%, 08/15/08	5,882	5,890
Federal Farm Credit Bank
4.18%, 10/10/08	5,000	5,000
Federal Home Loan Bank
2.27%, 07/15/08	2,675	2,675
2.15%, 08/15/08	5,000	5,010
2.20%, 08/15/08	2,860	2,865

		21,440

Fixed-Rate Discount Notes 74.7%

Fannie Mae
2.12%, 07/02/08	3,000	3,000
2.12%, 07/03/08	1,079	1,079
2.19%, 07/07/08	2,904	2,903
2.00%, 07/09/08	4,475	4,473
2.14%, 07/21/08	1,900	1,898
2.01%, 07/23/08	2,400	2,397
2.25%, 07/23/08	1,000	999
2.15%, 08/01/08	2,000	1,996
2.26%, 08/01/08	3,439	3,432
2.28%, 08/01/08	1,100	1,098
2.10%, 08/04/08	3,000	2,994
2.11%, 08/08/08	1,080	1,078
2.12%, 08/08/08	1,090	1,088
2.05%, 08/20/08	1,450	1,446
2.10%, 08/20/08	2,000	1,994
2.23%, 09/03/08	1,350	1,345
2.12%, 09/08/08	1,150	1,145
2.15%, 09/12/08	1,000	996
2.40%, 09/17/08	2,000	1,990
2.53%, 10/31/08	1,643	1,629
2.23%, 11/12/08	1,510	1,498
2.58%, 11/14/08	1,325	1,312
2.63%, 11/19/08	2,500	2,475
Federal Farm Credit Bank
2.10%, 07/14/08	2,000	1,998
2.13%, 07/29/08	5,000	4,992
2.14%, 08/25/08	6,039	6,019
2.50%, 08/28/08	2,032	2,024
2.68%, 09/02/08	2,773	2,760
2.15%, 09/18/08	7,257	7,223
2.22%, 10/15/08	1,000	993
2.25%, 10/16/08	3,500	3,477
2.48%, 10/30/08	1,000	992
2.53%, 04/06/09	1,024	1,004
Federal Home Loan Bank
2.14%, 07/02/08	1,000	1,000
1.98%, 07/18/08	1,775	1,773
2.13%, 07/23/08	1,905	1,903
2.14%, 07/23/08	3,059	3,055
2.25%, 07/23/08	1,000	999
1.62%, 07/25/08	1,000	999
2.21%, 07/25/08	3,973	3,967
2.26%, 07/25/08	1,370	1,368
2.29%, 08/06/08	1,000	998
2.15%, 08/20/08	4,500	4,487
2.28%, 08/20/08	2,556	2,548
2.14%, 08/22/08	1,593	1,588
2.23%, 08/22/08	4,202	4,188
2.22%, 08/27/08	3,000	2,989
2.21%, 09/03/08	2,000	1,992
2.44%, 09/10/08	1,000	995
2.12%, 09/15/08	1,000	996
2.09%, 10/03/08	2,000	1,989
2.13%, 10/03/08	1,247	1,240
2.54%, 11/07/08	1,350	1,338
2.48%, 11/14/08	1,082	1,072
2.63%, 12/19/08	1,472	1,454
Freddie Mac
2.14%, 07/01/08	1,000	1,000
2.03%, 07/03/08	1,696	1,696
2.02%, 07/07/08	1,602	1,601
2.08%, 07/07/08	1,000	1,000
2.12%, 07/21/08	4,015	4,010
2.14%, 08/04/08	1,400	1,397
2.21%, 08/04/08	6,000	5,988
2.13%, 08/11/08	2,000	1,995
2.21%, 08/11/08	1,855	1,850
2.14%, 08/18/08	2,950	2,942
2.04%, 08/25/08	2,440	2,432
2.29%, 08/25/08	1,070	1,066
2.23%, 08/29/08	2,485	2,476
2.12%, 09/02/08	1,500	1,494
2.10%, 09/08/08	1,985	1,977
2.07%, 09/12/08	5,000	4,979
2.18%, 09/12/08	1,000	996

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.28%, 09/18/08	1,046	1,041
2.14%, 09/25/08	1,500	1,492
2.29%, 09/25/08	1,000	995
2.17%, 09/29/08	2,188	2,176
2.42%, 09/29/08	1,550	1,541
2.30%, 10/14/08	1,041	1,034
2.42%, 10/14/08	1,347	1,338
2.45%, 10/28/08	2,713	2,691
2.51%, 11/20/08	1,224	1,212
2.10%, 12/08/08	1,150	1,139

		172,243

Total Federal Agency Securities (Cost $193,683)		193,683

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 14.4% of net assets

Repurchase Agreement 14.4%

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Treasury Securities with a value of $33,996.
1.75%, issued 06/30/08,
due 07/01/08	33,331	33,329

Total Other Investments (Cost $33,329)		33,329

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $227,012.

See financial notes 7

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$193,683
Repurchase agreements, at cost and value	+	33,329

Total investments, at cost and value		227,012
Receivables:
Fund shares sold		3,707
Interest	+	265

Total assets		230,984

Liabilities
Payables:
Investment adviser and administrator fees		7
Fund shares redeemed		114
Distributions to shareholders		157
Accrued expenses	+	42

Total liabilities		320

Net Assets
Total assets		230,984
Total liabilities	−	320

Net assets		$230,664
Net Assets by Source
Capital received from investors		230,666
Net realized capital losses		(2)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$230,664		230,711		$1.00

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2008 to June 30, 2008; unaudited. All numbers x1,000.

Investment Income
Interest		$3,356

Expenses
Investment adviser and administrator fees		395
Custodian fees		6
Portfolio accounting fees		21
Shareholder reports		20
Professional fees		17
Trustees’ fees		19
Other expenses	+	1

Total expenses		479
Custody credits	−	1

Net expenses		478

Increase (Decrease) in Net Assets from Operations
Total investment income		3,356
Net expenses	−	478

Net investment income		2,878

Increase in net assets from operations		$2,878

See financial notes 9

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/08-06/30/08	1/1/07-12/31/07
Net investment income		$2,878	$8,540

Increase in net assets from operations		2,878	8,540

Distributions to Shareholders
Distributions from net investment income		$2,878	$8,540

Transactions in Fund Shares*
Shares Sold		128,100	288,488
Shares Reinvested		2,721	8,540
Shares Redeemed	+	(115,560)	(240,305)

Net transactions in fund shares		15,261	56,723

Net Assets
Beginning of period		215,403	158,680
Total Increase	+	15,261	56,723

End of period		$230,664	$215,403

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of the financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that is market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 11

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to the fund’s net investment income for that day, are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 – Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open years (December 31, 2004 through June 30, 2008), and determined that no provision for income tax is required in the fund’s financial statements.

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized below in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	—
Level 2 — Other significant observable inputs	$227,012
Level 3 — Significant unobservable inputs	—
Total	$227,012

*	The fund had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2009.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, the fund had no direct security transactions with other Schwab Funds.

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards of $2 available to offset net capital gains before the expiration date of December 31, 2008.

For tax purposes, realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized capital losses and the capital losses expired to offset capital gains were $9.

14

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

 15

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

16

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 17

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walt W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

18

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudua Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 19

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Semiannual report for the period ended June 30, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-11.91%	S&P 500® Index: measures U.S. large-cap stocks

-9.37%	Russell 2000® Index: measures U.S. small-cap stocks

-10.96%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.13%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

1.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Caroline Lee, a managing director and portfolio manager of the investment adviser, co-manages the portfolio. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

Thomas P. Miller, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 2000. In 2006, he became a member of the investment adviser’s Portfolio Strategy group. He was appointed portfolio manager in 2008.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Steve Hung, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolio. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolio. He joined the firm in 1999 and has worked in fixed-income and asset management since 1996.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, returns over a given period will reflect a blend of those asset classes, and will depend on relative weightings within the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations.

The Schwab MarketTrack Growth Portfolio II returned -9.12% for the period, underperforming the custom benchmark Growth Composite Index, which returned -8.49%. The U.S. Economy and financial markets experienced heightened volatility and uncertainty throughout the period as they continued to factor in the impacts of the residential mortgage and credit shock that began last year. Financial institutions, particularly banks and their associated debt instruments, were disproportionately affected in this crisis as they incurred credit downgrades and write-downs on assets, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors as Energy outperformed all other industry groups, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation. During the period the Federal Reserve cut the Fed Funds Rate from 4.25% to 2.00% but warned that future rate cuts were unlikely because of inflationary pressures.

As of 06/30/08:

 Statistics

Number of Holdings	510
Weighted Average
Market Cap

($ x 1,000,000)	$57,510

Price/Earnings Ratio (P/E)	18.8

Price/Book Ratio (P/B)	2.0

Portfolio Turnover Rate[1]	4%

 Asset Class Weightings % of Investments

Large-Cap Stocks	39.5%

International Stocks	19.8%

Small-Cap Stocks	19.7%

Bonds	15.6%

Short-Term Investments	5.4%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	26.8%
Schwab International Index

Fund, Select Shares	19.8%
Schwab Small-Cap Index Fund,

Select Shares	19.7%

Schwab Total Bond Market Fund	15.6%
Schwab Value Advantage Money

Fund, Select Shares	2.9%

Exxon Mobil Corp.	0.6%

General Electric Co.	0.3%

Microsoft Corp.	0.3%

Chevron Corp.	0.2%

AT&T, Inc.	0.2%

Total	86.4%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 06/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	-9.12%	-10.16%	8.48%	4.16%
Benchmark: Growth Composite Index	-8.49%	-8.41%	9.40%	4.63%
Fund Category: Morningstar Large-Cap Blend	-12.16%	-14.24%	6.37%	1.66%

Portfolio Expense Ratios4: Net 0.79%; Gross 0.99%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is a blend of 60% Dow Jones Wilshire 5000 Index, 20% MSCI EAFE Index, 15% Lehman Aggregate Index, and 5% Lehman 1-3 months Treasury Bills Index. Source CSIM.

[2]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses. To obtain current sub-account level performance information, please visit www.schwab.com/annuities.

[3]	Source for category information: Morningstar, Inc.

[4]	As of 2/28/08 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 6/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$908.80	$2.37
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expeses of underlying funds in which the portfolio invests.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	6/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	17.76		17.64	15.53	14.87	13.49	10.75

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.37	0.33	0.24	0.21	0.16
Net realized and unrealized gains (losses)	(1.67)		0.63	2.00	0.62	1.35	2.74

Total income from investment operations	(1.62)		1.00	2.33	0.86	1.56	2.90
Less distributions:
Distributions from net investment income	—		(0.45)	(0.22)	(0.20)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.43)	—	—	—	—

Total distributions	—		(0.88)	(0.22)	(0.20)	(0.18)	(0.16)

Net asset value at end of period	16.14		17.76	17.64	15.53	14.87	13.49

Total return (%)	(9.12)[1]		5.64	15.02	5.77	11.58	26.97

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses [2]	0.50	[3]	0.50	0.50	0.48	0.50	0.50
Gross operating expenses [2]	0.71	[3]	0.67	0.70	0.68	0.69	0.87
Net investment income (loss)	0.54	[3]	2.06	2.28	1.66	1.52	1.70
Portfolio turnover rate	4	[1]	6	33	5	8	10
Net assets, end of period ($ x 1,000,000)	43		48	46	37	34	30
* Unaudited.
1 Not annualized.
2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

12.7%		Common Stock	3,094	5,488
85.2%		Other Investment Companies	34,593	36,866
2.5%		Short-Term Investment	1,080	1,080

100.4%		Total Investments	38,767	43,434
(0	.4)%	Other Assets and Liabilities		(152)

100.0%		Net Assets		43,282

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 12.7% of net assets

Automobiles & Components 0.0%

Ford Motor Co. *	883	4
General Motors Corp.	267	3
Harley-Davidson, Inc.	128	5
Johnson Controls, Inc.	273	8
The Goodyear Tire & Rubber Co. *	84	1

		21

Banks 0.3%

BB&T Corp.	253	6
Comerica, Inc.	78	2
Countrywide Financial Corp.	285	1
Fannie Mae	457	9
Fifth Third Bancorp	262	3
First Horizon National Corp.	60	—
Freddie Mac	326	5
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	1
KeyCorp	191	2
M&T Bank Corp.	37	3
Marshall & Ilsley Corp.	106	2
MGIC Investment Corp.	42	—
National City Corp.	260	1
PNC Financial Services Group, Inc.	138	8
Regions Financial Corp.	344	4
Sovereign Bancorp, Inc.	176	1
SunTrust Banks, Inc.	175	6
U.S. Bancorp	852	24
Wachovia Corp.	895	14
Washington Mutual, Inc.	469	2
Wells Fargo & Co.	1,584	38
Zions Bancorp	50	2

		137

Capital Goods 1.1%

3M Co.	357	25
Caterpillar, Inc.	317	23
Cooper Industries Ltd., Class A	88	3
Cummins, Inc.	88	6
Danaher Corp.	112	9
Deere & Co.	226	16
Dover Corp.	97	5
Eaton Corp.	71	6
Emerson Electric Co.	388	19
Fluor Corp.	42	8
General Dynamics Corp.	189	16
General Electric Co.	4,932	132
Goodrich Corp.	59	3
Honeywell International, Inc.	394	20
Illinois Tool Works, Inc.	196	9
Ingersoll-Rand Co., Ltd., Class A	173	6
ITT Corp.	88	6
Jacobs Engineering Group, Inc. *	100	8
L-3 Communications Holdings, Inc.	58	5
Lockheed Martin Corp.	169	17
Masco Corp.	196	3
Northrop Grumman Corp.	165	11
PACCAR, Inc.	181	7
Pall Corp.	60	2
Parker Hannifin Corp.	84	6
Precision Castparts Corp.	100	10
Raytheon Co.	212	12
Rockwell Automation, Inc.	83	4
Rockwell Collins, Inc.	82	4
Terex Corp. *	40	2
Textron, Inc.	124	6
The Boeing Co.	378	25
The Manitowoc Co., Inc.	100	3
Tyco International Ltd.	238	9
United Technologies Corp.	480	30
W.W. Grainger, Inc.	37	3

		479

Commercial Services & Supplies 0.1%

Allied Waste Industries Inc *	115	1
Avery Dennison Corp.	53	2
Cintas	66	2
Equifax, Inc.	62	2
Monster Worldwide, Inc. *	60	1
Pitney Bowes, Inc.	108	4
R.R. Donnelley & Sons Co.	103	3
Robert Half International, Inc.	82	2
Waste Management, Inc.	261	10

		27

Consumer Durables & Apparel 0.1%

Brunswick Corp.	45	1
Centex Corp.	59	1
Coach, Inc. *	181	5

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	128	1
Eastman Kodak Co.	135	2
Fortune Brands, Inc.	70	4
Harman International Industries, Inc.	32	1
Hasbro, Inc.	85	3
Jones Apparel Group, Inc.	55	1
KB HOME	37	1
Leggett & Platt, Inc.	87	1
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	1
Mattel, Inc.	183	3
Newell Rubbermaid, Inc.	129	2
NIKE, Inc., Class B	178	11
Polo Ralph Lauren Corp.	30	2
Pulte Homes, Inc.	102	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	2
The Stanley Works	35	2
VF Corp.	42	3
Whirlpool Corp.	36	2

		52

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	3
Carnival Corp.	205	7
Darden Restaurants, Inc.	63	2
H&R Block, Inc.	156	3
International Game Technology	159	4
Marriott International, Inc., Class A	152	4
McDonald’s Corp.	594	33
Starbucks Corp. *	361	6
Starwood Hotels & Resorts Worldwide, Inc.	103	4
Wendy’s International, Inc.	55	1
Wyndham Worldwide Corp.	95	2
YUM! Brands, Inc.	260	9

		78

Diversified Financials 0.8%

American Capital Strategies Ltd.	100	2
American Express Co.	585	22
Ameriprise Financial, Inc.	118	5
Bank of America Corp.	2,197	52
Bank of New York Mellon Corp.	540	20
Capital One Financial Corp.	142	5
CIT Group, Inc.	95	1
Citigroup, Inc.	2,361	39
CME Group, Inc.	15	6
Discover Financial Services	254	3
E *TRADE Financial Corp. *	197	1
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	7
IntercontinentalExchange, Inc. *	35	4
Janus Capital Group, Inc.	102	3
JPMorgan Chase & Co.	1,649	57
Legg Mason, Inc.	59	3
Lehman Brothers Holdings, Inc.	250	5
Leucadia National Corp.	100	5
Merrill Lynch & Co., Inc.	434	14
Moody’s Corp.	116	4
Morgan Stanley	508	18
Northern Trust Corp.	87	6
NYSE Euronext	100	5
SLM Corp. *	197	4
State Street Corp.	157	10
T. Rowe Price Group, Inc.	126	7
The Charles Schwab Corp. (a)	488	10
The Goldman Sachs Group, Inc.	206	36

		355

Energy 2.1%

Anadarko Petroleum Corp.	220	16
Apache Corp.	156	22
Baker Hughes, Inc.	161	14
BJ Services Co.	154	5
Cabot Oil & Gas Corp.	40	3
Cameron International Corp. *	100	6
Chesapeake Energy Corp.	176	12
Chevron Corp.	1,053	104
ConocoPhillips	780	74
CONSOL Energy, Inc.	100	11
Devon Energy Corp.	210	25
El Paso Corp.	311	7
ENSCO International, Inc.	70	6
EOG Resources, Inc.	114	15
Exxon Mobil Corp.	2,719	240
Halliburton Co.	488	26
Hess Corp.	111	14
Marathon Oil Corp.	346	18
Massey Energy Co.	20	2
Murphy Oil Corp.	79	8
Nabors Industries Ltd. *	149	7
National-Oilwell Varco, Inc. *	164	15
Noble Corp.	128	8
Noble Energy	100	10
Occidental Petroleum Corp.	406	36
Patriot Coal Corp. *	10	1
Peabody Energy Corp.	100	9
Range Resources Corp.	100	7
Rowan Cos., Inc.	52	2
Schlumberger Ltd.	559	60
Smith International, Inc.	100	8
Southwestern Energy Co. *	160	8
Spectra Energy Corp.	293	8
Sunoco, Inc.	64	3
Tesoro Corp.	100	2
The Williams Cos., Inc.	282	11
Transocean, Inc. *	141	21
Valero Energy Corp.	294	12
Weatherford International Ltd. *	332	16
XTO Energy, Inc.	213	15

		887

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	223	16
CVS Caremark Corp.	740	29
Safeway, Inc.	212	6
Supervalu, Inc.	96	3
Sysco Corp.	294	8
The Kroger Co.	344	10
Wal-Mart Stores, Inc.	1,182	66

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Walgreen Co.	478	15
Whole Foods Market, Inc.	66	2

		155

Food, Beverage & Tobacco 0.7%

Altria Group, Inc.	987	20
Anheuser-Busch Cos., Inc.	367	23
Archer-Daniels-Midland Co.	309	10
Brown-Forman Corp., Class B	40	3
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	2
ConAgra Foods, Inc.	245	5
Constellation Brands, Inc., Class A *	94	2
Dean Foods Co. *	65	1
General Mills, Inc.	168	10
H.J. Heinz Co.	158	8
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	683	19
Lorillard, Inc. *	73	5
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	3
PepsiCo, Inc.	783	50
Philip Morris International, Inc.	987	49
Reynolds American, Inc.	80	4
Sara Lee Corp.	359	4
The Coca-Cola Co.	974	51
The Hershey Co.	84	3
The Pepsi Bottling Group, Inc.	63	2
Tyson Foods, Inc., Class A	99	1
UST, Inc.	78	4
Wm. Wrigley Jr. Co.	105	8

		298

Health Care Equipment & Services 0.5%

Aetna, Inc.	268	11
AmerisourceBergen Corp.	98	4
Baxter International, Inc.	306	20
Becton, Dickinson & Co.	118	10
Boston Scientific Corp. *	545	7
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	10
CIGNA Corp.	174	6
Coventry Health Care, Inc. *	75	2
Covidien Ltd.	238	11
Express Scripts, Inc. *	140	9
Hospira, Inc. *	77	3
Humana, Inc. *	78	3
IMS Health, Inc.	95	2
Intuitive Surgical, Inc. *	20	5
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	8
Medco Health Solutions, Inc. *	290	14
Medtronic, Inc.	571	30
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	9
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	641	17
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	312	15
Zimmer Holdings, Inc. *	118	8

		229

Household & Personal Products 0.3%

Avon Products, Inc.	214	8
Colgate-Palmolive Co.	243	17
Kimberly-Clark Corp.	219	13
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	3
The Procter & Gamble Co.	1,556	94

		139

Insurance 0.4%

ACE Ltd.	152	8
Aflac, Inc.	235	15
American International Group, Inc.	1,228	33
Aon Corp.	153	7
Assurant, Inc.	80	5
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A	179	3
Lincoln National Corp.	134	6
Loews Corp.	90	4
Marsh & McLennan Cos., Inc.	258	7
MBIA, Inc.	64	—
MetLife, Inc.	358	19
Principal Financial Group, Inc.	132	6
Prudential Financial, Inc.	234	14
SAFECO Corp.	59	4
The Allstate Corp.	305	14
The Chubb Corp.	190	9
The Hartford Financial Services Group, Inc.	144	9
The Progressive Corp.	376	7
The Travelers Cos., Inc.	329	14
Torchmark Corp.	50	3
Unum Group	142	3
XL Capital Ltd., Class A	83	2

		194

Materials 0.5%

Air Products & Chemicals, Inc.	106	10
AK Steel Holding Corp.	50	3
Alcoa, Inc.	412	15
Allegheny Technologies, Inc.	40	2
Ashland, Inc.	34	2
Ball Corp.	50	2
Bemis Co., Inc.	50	1
E.I. du Pont de Nemours & Co.	435	19
Eastman Chemical Co.	39	3
Ecolab, Inc.	87	4
Freeport-McMoRan Copper & Gold, Inc.	152	18
Hercules, Inc.	54	1
International Flavors & Fragrances, Inc.	38	2
International Paper Co.	234	5

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

MeadWestvaco Corp.	86	2
Monsanto Co.	254	32
Newmont Mining Corp.	211	11
Nucor Corp.	146	11
Pactiv Corp. *	68	1
PPG Industries, Inc.	79	5
Praxair, Inc.	152	14
Rohm & Haas Co.	69	3
Sealed Air Corp.	78	1
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	457	16
Titanium Metals Corp.	50	1
United States Steel Corp.	52	10
Vulcan Materials Co.	48	3
Weyerhaeuser Co.	116	6

		207

Media 0.4%

CBS Corp., Class B	396	8
Clear Channel Communications, Inc.	244	9
Comcast Corp., Class A	1,516	29
Gannett Co., Inc.	112	2
Meredith Corp.	20	1
News Corp., Class A	1,135	17
Omnicom Group, Inc.	168	7
The DIRECTV Group, Inc. *	300	8
The E.W. Scripps Co., Class A	41	2
The Interpublic Group of Cos., Inc. *	204	2
The McGraw-Hill Cos., Inc.	173	7
The New York Times Co., Class A	74	1
The Walt Disney Co.	911	28
The Washington Post Co., Class B	2	1
Time Warner, Inc.	1,931	28
Viacom, Inc., Class B *	365	11

		161

Pharmaceuticals & Biotechnology 1.0%

Abbott Laboratories	729	39
Allergan, Inc.	142	7
Amgen, Inc. *	552	26
Applied Biosystems Group-Applera Corp.	87	3
Barr Pharmaceuticals, Inc. *	50	2
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	926	19
Celgene Corp. *	100	6
Eli Lilly & Co.	534	25
Forest Laboratories, Inc. *	155	5
Genzyme Corp. *	122	9
Gilead Sciences, Inc. *	436	23
Johnson & Johnson	1,408	91
King Pharmaceuticals, Inc. *	115	1
Merck & Co., Inc.	1,034	39
Millipore Corp. *	25	2
Mylan, Inc. *	104	1
PerkinElmer, Inc.	62	2
Pfizer, Inc.	3,481	61
Schering-Plough Corp.	701	14
Thermo Fisher Scientific, Inc. *	195	11
Waters Corp. *	49	3
Watson Pharmaceuticals, Inc. *	49	1
Wyeth	635	30

		429

Real Estate 0.1%

Apartment Investment & Management Co., Class A	48	2
AvalonBay Communities, Inc.	30	3
Boston Properties, Inc.	43	4
CB Richard Ellis Group, Inc., Class A *	80	2
Developers Diversified Realty Corp.	50	2
Equity Residential	138	5
General Growth Properties, Inc.	100	3
HCP, Inc.	100	3
Host Hotels & Resorts, Inc.	200	3
Kimco Realty Corp.	101	3
Plum Creek Timber Co., Inc.	88	4
ProLogis	116	6
Public Storage	40	3
Simon Property Group, Inc.	86	8
Vornado Realty Trust	57	5

		56

Retailing 0.4%

Abercrombie & Fitch Co., Class A	50	3
Amazon.com, Inc. *	146	11
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	3
Bed, Bath & Beyond, Inc. *	132	4
Best Buy Co., Inc.	192	8
Big Lots, Inc. *	88	3
Dillard’s, Inc., Class A	30	—
Expedia, Inc. *	100	2
Family Dollar Stores, Inc.	74	1
GameStop Corp., Class A *	100	4
Genuine Parts Co.	81	3
IAC/InterActiveCorp. *	100	2
J.C. Penney Co., Inc.	109	4
Kohl’s Corp. *	164	7
Limited Brands, Inc.	165	3
Lowe’s Cos., Inc.	738	15
Macy’s, Inc.	256	5
Nordstrom, Inc.	103	3
Office Depot, Inc. *	139	2
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	4
Staples, Inc.	344	8
Target Corp.	417	19
The Gap, Inc.	271	4
The Home Depot, Inc.	899	21
The Sherwin-Williams Co.	53	2
The TJX Cos., Inc.	217	7
Tiffany & Co.	68	3

		152

Semiconductors & Semiconductor Equipment 0.3%

Advanced Micro Devices, Inc. *	228	1
Altera Corp.	171	4

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Analog Devices, Inc.	174	6
Applied Materials, Inc.	750	14
Broadcom Corp., Class A *	208	6
Intel Corp.	2,783	60
KLA-Tencor Corp.	95	4
Linear Technology Corp.	144	5
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	6
Microchip Technology, Inc.	100	3
Micron Technology, Inc. *	319	2
National Semiconductor Corp.	159	3
Novellus Systems, Inc. *	64	1
NVIDIA Corp. *	241	5
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	757	21
Xilinx, Inc.	164	4

		147

Software & Services 0.8%

Adobe Systems, Inc. *	283	11
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	3
Autodesk, Inc. *	110	4
Automatic Data Processing, Inc.	274	11
BMC Software, Inc. *	101	4
CA, Inc.	215	5
Citrix Systems, Inc. *	85	2
Cognizant Technology Solutions Corp., Class A *	120	4
Computer Sciences Corp. *	89	4
Compuware Corp. *	182	2
Convergys Corp. *	67	1
eBay, Inc. *	545	15
Electronic Arts, Inc. *	143	6
Electronic Data Systems Corp.	243	6
Fidelity National Information Services, Inc.	70	3
Fiserv, Inc. *	88	4
Google, Inc., Class A *	96	51
Intuit, Inc. *	166	5
Microsoft Corp.	4,204	116
Novell, Inc. *	185	1
Oracle Corp. *	1,784	37
Paychex, Inc.	159	5
Symantec Corp. *	493	10
Total System Services, Inc.	100	2
Unisys Corp. *	162	1
VeriSign, Inc. *	116	4
Western Union Co.	362	9
Yahoo!, Inc. *	598	12

		341

Technology Hardware & Equipment 1.0%

Agilent Technologies, Inc. *	202	7
Apple, Inc. *	402	67
Ciena Corp. *	39	1
Cisco Systems, Inc. *	2,910	68
Corning, Inc.	731	17
Dell, Inc. *	1,113	24
EMC Corp. *	1,124	16
Hewlett-Packard Co.	1,338	59
International Business Machines Corp.	741	88
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	4
Lexmark International, Inc., Class A *	52	2
Molex, Inc.	68	2
Motorola, Inc.	1,182	9
NetApp, Inc. *	178	4
Nortel Networks Corp. *	16	—
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	35
SanDisk Corp. *	88	2
Sun Microsystems, Inc. *	409	4
Tellabs, Inc. *	214	1
Teradata Corp. *	87	2
Tyco Electronics Ltd.	238	9
Xerox Corp.	440	6

		430

Telecommunication Services 0.4%

American Tower Corp., Class A *	200	9
AT&T, Inc.	2,961	100
CenturyTel, Inc.	55	2
Citizens Communications Co.	156	2
Embarq Corp.	70	3
Qwest Communications International, Inc.	735	3
Sprint Nextel Corp.	1,405	13
Verizon Communications, Inc.	1,384	49
Windstream Corp.	189	2

		183

Transportation 0.3%

Burlington Northern Santa Fe Corp.	176	18
C.H. Robinson Worldwide, Inc.	100	6
CSX Corp.	206	13
Expeditors International of Washington, Inc.	100	4
FedEx Corp.	143	11
Norfolk Southern Corp.	196	12
Ryder System, Inc.	29	2
Southwest Airlines Co.	336	4
Union Pacific Corp.	250	19
United Parcel Service, Inc., Class B	516	32

		121

Utilities 0.5%

Allegheny Energy, Inc.	78	4
Ameren Corp.	96	4
American Electric Power Co., Inc.	187	8
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	2
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	7
Dominion Resources, Inc.	278	13
DTE Energy Co.	85	4

See financial notes 11

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Duke Energy Corp.	586	10
Dynegy, Inc., Class A *	143	1
Edison International	155	8
Entergy Corp.	98	12
Exelon Corp	315	28
FirstEnergy Corp.	157	13
FPL Group, Inc.	190	12
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Pepco Holdings, Inc.	100	3
PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	1
PPL Corp.	179	9
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	11
Questar Corp.	80	6
Sempra Energy	123	7
Southern Co.	350	12
TECO Energy, Inc.	99	2
The AES Corp. *	311	6
Xcel Energy, Inc.	192	4

		210

Total Common Stock (Cost $3,094)		5,488

Other Investment Companies 85.2% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,141,122	11,662
Schwab International Index Fund, Select Shares (a)	398,091	8,599
Schwab Small-Cap Index Fund, Select Shares (a)	481,600	8,563
Schwab Total Bond Market Fund (a)	732,538	6,769
Schwab Value Advantage Money Fund, Select Shares (a)	1,272,925	1,273

Total Other Investment Companies (Cost $34,594)		36,866

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.5% of net assets

Commercial Paper & Other Corporate Obligations 2.5%

Wachovia, London Time Deposit
1.82%, 07/01/08	1,080	1,080

Total Short-Term Investments (Cost $1,080)		1,080

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/08, the tax basis cost of the fund’s investments was $39,025 and the unrealized appreciation and depreciation were $5,449 and ($1,040), respectively, with a net unrealized appreciation of $4,409.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

12 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $34,596)		$36,875
Investments in unaffiliated issuers, at value (cost $4,171)	+	6,559

Total investments, at value (cost $38,767)		43,434
Receivables:
Investments sold		1
Fund shares sold		3
Dividends	+	32

Total assets		43,470

Liabilities
Payables:
Investments bought		27
Investment adviser and administrator fees		1
Fund shares redeemed		137
Accrued expenses	+	23

Total liabilities		188

Net Assets
Total assets		43,470
Total liabilities	−	188

Net assets		$43,282
Net Assets by Source
Capital received from investors		36,157
Net investment income not yet distributed		1,140
Net realized capital gains		1,318
Net unrealized capital gains		4,667

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$43,282		2,682		$16.14

See financial notes 13

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2008 to June 30, 2008; unaudited. All numbers x1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$162
Dividends received from unaffiliated issuers		61
Interest	+	10

Total Investment Income		233

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(158)
Net realized gains on unaffiliated investments	+	11

Net realized losses		(147)

Net Unrealized Gains and Losses
Net unrealized losses on unaffiliated investments		(799)
Net unrealized losses on affiliated underlying funds	+	(3,552)

Net unrealized losses		(4,351)

Expenses
Investment adviser and administrator fees		99
Professional fees		18
Shareholder reports		15
Portfolio accounting fees		14
Trustees’ fees		10
Custodian fees	+	2

Total expenses		158
Expense reduction by adviser and Schwab	−	46

Net expenses		112

Increase (Decrease) in Net Assets from Operations
Total investment income		233
Net expenses	−	112

Net investment income		121
Net realized losses		(147)
Net unrealized losses	+	(4,351)

Decrease in net assets from operations		($4,377)

14 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/08-6/30/08	1/1/07-12/31/07
Net investment income		$121	$986
Net realized gains (losses)		(147)	1,714
Net unrealized losses	+	(4,351)	(196)

Increase (Decrease) in net assets from operations		(4,377)	2,504

Distributions to Shareholders
Distributions from net investment income		–	1,166
Distributions from net realized gains	+	–	1,112

Total distributions		$–	$2,278

Transactions in Fund Shares

		1/1/08-6/30/08		1/1/07-12/31/07
		SHARES	VALUE	SHARES	VALUE
Shares Sold		136	$2,288	618	$11,499
Shares Reinvested		—	—	128	2,278
Shares Redeemed	+	(164)	(2,749)	(668)	(12,317)

Net transactions in fund shares		(28)	($461)	78	$1,460

Shares Outstanding and Net Assets
		1/1/08-6/30/08		1/1/07-12/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,710	$48,120	2,632	$46,434
Total Increase or decrease	+	(28)	(4,838)	78	1,686

End of period		2,682	$43,282	2,710	$48,120

Net investment income not yet distributed			$1,140		$1,019

See financial notes 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements..

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized below in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$42,354
Level 2 — Other significant observable inputs	1,080
Level 3 — Significant unobservable inputs	—
Total	$43,434

*	The funds had no Other Financial Instruments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

18

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2009.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. For the period ended June 30, 2008, the shares owned by the fund as a percentage of the total shares of the underlying funds was:

Schwab Equity Index Funds:
Institutional Select S&P 500 Fund	0.4%
International Index Fund	0.5%
Small-Cap Index Fund	0.6%
Schwab Bond Funds:
Total Bond Market Fund	0.5%
Schwab Money Funds:
Value Advantage Money Fund	0.0%	*

*	Less than 0.1%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

 19

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

5.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has overdraft facilities with the custodian, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended June 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$1,764	$1,904

7. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December, 31, 2007, the fund had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

20

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the

 21

performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

22

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 23

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walt W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudua Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Semiannual report for the period ended June 30, 2008

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec. gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

The U.S. Economy experienced heightened volatility and uncertainty throughout the period as it continued to factor in the impacts felt in the residential mortgage and credit shock that began last year. Bond markets, in particular, suffered in March as deleveraging, downgrades, and writedowns caused many financial institutions to seek new capital infusions and sell positions, further contributing to an already difficult investment environment. Toward the end of the reporting period, the unabated rise in oil, food, and other commodity prices became the primary concern of many investors. In combination with a relatively weak dollar, the rise in prices has been a boon for some investors, but has raised questions about sustainability and the impact of these high prices on current and long-term inflation.

An analysis of significant economic indicators presented mixed messages with regard to fundamentals. While Gross Domestic Product (GDP) expanded at an annual rate of 0.9% in the first quarter and 1.9% in the second quarter, indicating that the economy continued to grow, other figures were less encouraging. In June, consumer confidence slid to 50.4, according to the index maintained by the Conference Board, ebbing in both the first and second quarters this year. Unemployment was also worrisome as it crept up to 5.5%, marking a 22 year high. Headline inflation rose to 4.4% during the period, as the spread between core inflation and inflation including energy and food widened.

Oil and food prices had a substantial impact on investor sentiment and outlook throughout the period, the impacts of which were partially exacerbated by a weak dollar. According to some economists, speculation has driven the price of oil up faster and further than underlying fundamentals would suggest. Prices reached more than $140 per barrel, driven by speculation and currency differences, suggesting that prices may have decoupled from underlying demand. The dollar continued to be weak against other key currencies, such as the Yen and Euro, which has tended to magnify the total effect of higher prices on consumer spending and inflation, because both domestic goods and imports have become simultaneously more expensive.

Price volatility in all corners of the market spurred risk aversion throughout the period, as investors shed higher yielding and riskier assets in favor of securities that offered capital preservation. As the financial outlook for residential and corporate debt remained troublesome, investors shied away from asset-backed and collateralized debt in favor of Government issues or more transparent and less complex securities, such as Treasury bills and Commercial Paper. U.S. Treasuries in particular experienced a surge in demand because their Government backing protects them against default risk. While the demand for Treasuries sent prices up, it brought yields down to very low levels. As a result, the yield spread between short-term Treasuries and other short-term debt instruments widened.

Tepid economic growth, financial turmoil, and rising prices left the Federal Reserve (the Fed) in a precarious position with regard to interest rates. The supply of money (M2) expanded at a mediocre 1.2% rate during the period, an indication that lending remained tight despite Fed action. While the Fed cut rates from 4.25% to 2.00% in an effort to stimulate the economy, the consensus during the Federal Open Market Committee meeting in June was to leave rates unchanged. Many investors saw a pause in rate cuts as an indication that inflationary concerns have caught up with Fed action and that the next monetary policy move would be to tighten.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-11.91%	S&P 500® Index: measures U.S. large-cap stocks

-9.37%	Russell 2000® Index: measures U.S. small-cap stocks

-10.96%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.13%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

1.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio returned -11.93% for the period, tracking its benchmark the S&P 500 Index, which returned -11.91%. Indices are unmanaged and, and unlike the portfolio, do not include operational and transactional costs. The S&P 500 Index spans a broad range of industries because it includes the 500 leading U.S. companies and is market-cap weighted. Therefore, its returns are most heavily influenced by the largest names in the index. On an absolute return basis, the portfolio was impacted by a number of poorly performing industry groups. Financials, in particular, experienced dramatic price declines as deleveraging, downgrades, and writedowns caused these corporations to seek new capital infusions and sell positions in the wake of the residential mortgage and credit shock that began in August of last year. Returns in the Telecomm Service group, as well as Industrials and Information Technology were among the largest decliners. Even Health Care, which is usually seen as a more defensive industry group in down markets, was impacted by the unprecedented market volatility, as well as uncertainty surrounding the viability the Cholesterol drug Vytorin, a major joint venture between Merck and Schering-Plough. In addition, the unabated rise in oil, food, and other commodity prices over the period put downward pressure on consumer spending and investor sentiment.

As of 6/30/08:
 Style Assessment1

 Statistics

Number of Holdings	507
Weighted Average
Market Cap

($ x 1,000,000)	$89,866

Price/Earnings Ratio (P/E)	19.9

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Information Technology	16.3%

Energy	15.8%

Financials	13.5%

Health Care	11.7%

Industrials	11.1%

Consumer Staples	10.5%

Consumer Discretionary	8.1%

Materials	3.8%

Utilities	3.8%

Telecommunication Services	3.3%

Other	2.1%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	4.2%

General Electric Co.	2.4%

Microsoft Corp.	2.0%

Chevron Corp.	1.8%

AT&T, Inc.	1.8%

The Procter & Gamble Co.	1.6%

Johnson & Johnson	1.6%
International Business Machines

Corp.	1.4%

ConocoPhillips	1.3%

Apple, Inc.	1.3%

Total	19.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 6/30/08, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance Summary as of 6/30/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	-11.93%	-13.17%	7.38%	2.60%
Benchmark: S&P 500® Index	-11.91%	-13.12%	7.59%	2.88%
Fund Category: Morningstar Large-Cap Blend	-12.16%	-14.24%	6.37%	1.66%

Portfolio Expense Ratios4: 0.35%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses. To obtain current sub-account level performance information, please visit www.schwab.com/annuities.

[2]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[3]	Source for category information: Morningstar, Inc.

[4]	As of 2/28/08 as stated in the prospectus.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2008 and held through June 30, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/08	at 6/30/08	1/1/08 - 6/30/08

Schwab S&P 500 Index Portfolio
Actual Return	0.26%	$1,000	$880.70	$1.22
Hypothetical 5% Return	0.26%	$1,000	$1,023.57	$1.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/08–		1/1/07–	1/1/06–	1/1/05–	1/1/04–	1/1/03–
	6/30/08*		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.37		20.60	18.09	17.56	16.06	12.66

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.39	0.34	0.31	0.29	0.17
Net realized and unrealized gains (losses)	(2.73)		0.71	2.48	0.53	1.40	3.40

Total from investment operations	(2.55)		1.10	2.82	0.84	1.69	3.57
Less distributions:
Distributions from net investment income	—		(0.33)	(0.31)	(0.31)	(0.19)	(0.17)

Net asset value at end of period	18.82		21.37	20.60	18.09	17.56	16.06

Total return (%)	(11.93)[1]		5.34	15.60	4.75	10.53	28.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.26	[2]	0.25	0.28	0.27	0.28	0.28
Gross operating expenses	0.26	[2]	0.25	0.31	0.30	0.31	0.32
Net investment income (loss)	1.87	[2]	1.74	1.67	1.59	1.75	1.50
Portfolio turnover rate	0	[1,3]	2	3	4	4	2
Net assets, end of period ($ x 1,000,000)	150		169	167	157	162	146
* Unaudited.
1 Not annualized.
2 Annualized.
3 Less than 1%.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2008

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.7%		Common Stock	109,148	146,354
2.1%		Short-Term Investments	3,211	3,211

99.8%		Total Investments	112,359	149,565
3.6%		Collateral Invested for Securities on Loan	5,347	5,347
(3	.4)%	Other Assets and Liabilities		(5,107)

100.0%		Net Assets		149,805

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 97.7% of net assets

Automobiles & Components 0.4%

Ford Motor Co. (c) *	24,212	116
General Motors Corp. (c)	6,277	72
Harley-Davidson, Inc.	3,256	118
Johnson Controls, Inc.	7,500	215
The Goodyear Tire & Rubber Co. *	2,500	45

		566

Banks 2.4%

BB&T Corp. (c)	6,870	156
Comerica, Inc.	2,330	60
Countrywide Financial Corp. (c)	7,500	32
Fannie Mae	12,540	245
Fifth Third Bancorp (c)	6,905	70
First Horizon National Corp. (c)	1,400	10
Freddie Mac	9,010	148
Hudson City Bancorp, Inc.	3,500	58
Huntington Bancshares, Inc. (c)	3,256	19
KeyCorp (c)	5,400	59
M&T Bank Corp. (c)	1,071	76
Marshall & Ilsley Corp.	2,738	42
MGIC Investment Corp. (c)	733	5
National City Corp. (c)	7,400	35
PNC Financial Services Group, Inc.	3,770	215
Regions Financial Corp. (c)	9,077	99
Sovereign Bancorp, Inc.	3,605	27
SunTrust Banks, Inc. (c)	4,800	174
U.S. Bancorp	22,399	625
Wachovia Corp.	25,557	397
Washington Mutual, Inc. (c)	11,445	56
Wells Fargo & Co.	43,058	1,023
Zions Bancorp (c)	1,408	44

		3,675

Capital Goods 8.5%

3M Co.	9,240	643
Caterpillar, Inc. (c)	8,680	641
Cooper Industries Ltd., Class A	2,600	103
Cummins, Inc.	2,400	157
Danaher Corp. (c)	3,126	242
Deere & Co.	5,800	418
Dover Corp.	2,800	135
Eaton Corp.	1,740	148
Emerson Electric Co.	10,760	532
Fluor Corp.	1,100	205
General Dynamics Corp.	5,230	440
General Electric Co.	132,578	3,538
Goodrich Corp.	1,660	79
Honeywell International, Inc.	9,937	500
Illinois Tool Works, Inc.	5,344	254
Ingersoll-Rand Co., Ltd., Class A	4,952	185
ITT Corp.	2,480	157
Jacobs Engineering Group, Inc. *	1,500	121
L-3 Communications Holdings, Inc.	1,500	136
Lockheed Martin Corp.	4,690	463
Masco Corp.	5,010	79
Northrop Grumman Corp.	4,534	303
PACCAR, Inc.	4,194	175
Pall Corp.	1,400	56
Parker Hannifin Corp.	2,475	177
Precision Castparts Corp.	1,700	164
Raytheon Co.	5,830	328
Rockwell Automation, Inc.	2,350	103
Rockwell Collins, Inc.	2,200	106
Terex Corp. *	1,300	67
Textron, Inc.	3,400	163
The Boeing Co.	10,396	683
The Manitowoc Co., Inc.	1,500	49
Tyco International Ltd.	6,294	252
United Technologies Corp.	13,200	814
W.W. Grainger, Inc.	800	65

		12,681

Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	525	7
Avery Dennison Corp. (c)	1,100	48
Cintas	1,157	31
Equifax, Inc.	2,000	67
Monster Worldwide, Inc. *	1,704	35
Pitney Bowes, Inc. (c)	2,800	96
R.R. Donnelley & Sons Co.	2,960	88
Robert Half International, Inc.	1,550	37
Waste Management, Inc.	7,357	277

		686

Consumer Durables & Apparel 0.9%

Brunswick Corp. (c)	1,200	13
Centex Corp.	1,400	19
Coach, Inc. *	4,600	133

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc. (c)	2,500	27
Eastman Kodak Co. (c)	3,155	45
Fortune Brands, Inc.	1,607	100
Harman International Industries, Inc.	800	33
Hasbro, Inc.	2,525	90
Jones Apparel Group, Inc.	1,500	21
KB HOME (c)	960	16
Leggett & Platt, Inc. (c)	2,300	39
Lennar Corp., Class A (c)	1,600	20
Liz Claiborne, Inc.	997	14
Mattel, Inc.	5,300	91
Newell Rubbermaid, Inc.	3,924	66
NIKE, Inc., Class B	4,920	293
Polo Ralph Lauren Corp.	900	56
Pulte Homes, Inc.	2,000	19
Snap-on, Inc.	800	42
The Black & Decker Corp. (c)	1,010	58
The Stanley Works	391	18
VF Corp.	1,110	79
Whirlpool Corp. (c)	1,033	64

		1,356

Consumer Services 1.4%

Apollo Group, Inc., Class A *	1,327	59
Carnival Corp.	5,222	172
Darden Restaurants, Inc.	1,590	51
H&R Block, Inc.	4,200	90
International Game Technology	4,200	105
Marriott International, Inc., Class A	4,312	113
McDonald’s Corp.	15,500	871
Starbucks Corp. *	9,520	150
Starwood Hotels & Resorts Worldwide, Inc.	2,900	116
Wendy’s International, Inc.	1,300	35
Wyndham Worldwide Corp.	2,280	41
YUM! Brands, Inc.	7,400	260

		2,063

Diversified Financials 6.4%

American Capital Strategies Ltd. (c)	1,200	29
American Express Co.	15,870	598
Ameriprise Financial, Inc.	3,278	133
Bank of America Corp.	56,701	1,353
Bank of New York Mellon Corp.	15,317	579
Capital One Financial Corp.	5,180	197
CIT Group, Inc.	2,400	16
Citigroup, Inc.	65,682	1,101
CME Group, Inc.	560	215
Discover Financial Services (c)	6,890	91
E *TRADE Financial Corp. (c) *	5,160	16
Federated Investors, Inc., Class B	1,100	38
Franklin Resources, Inc.	2,100	193
IntercontinentalExchange, Inc. *	900	103
Janus Capital Group, Inc.	1,941	51
JPMorgan Chase & Co.	44,701	1,534
Legg Mason, Inc.	1,500	65
Lehman Brothers Holdings, Inc.	7,000	139
Leucadia National Corp.	2,000	94
Merrill Lynch & Co., Inc.	11,680	370
Moody’s Corp. (c)	2,680	92
Morgan Stanley	13,780	497
Northern Trust Corp.	2,470	169
NYSE Euronext	3,000	152
SLM Corp. (c) *	5,200	101
State Street Corp.	5,100	326
T. Rowe Price Group, Inc.	3,400	192
The Charles Schwab Corp. (a)	13,046	268
The Goldman Sachs Group, Inc.	5,107	893

		9,605

Energy 15.8%

Anadarko Petroleum Corp.	6,094	456
Apache Corp.	4,008	557
Baker Hughes, Inc.	4,100	358
BJ Services Co.	3,800	121
Cabot Oil & Gas Corp.	1,300	88
Cameron International Corp. *	2,800	155
Chesapeake Energy Corp.	6,300	416
Chevron Corp.	27,816	2,757
ConocoPhillips	21,352	2,015
CONSOL Energy, Inc.	2,300	258
Devon Energy Corp.	5,663	680
El Paso Corp.	9,041	197
ENSCO International, Inc.	1,900	153
EOG Resources, Inc.	3,214	422
Exxon Mobil Corp.	70,718	6,232
Halliburton Co.	11,820	627
Hess Corp.	3,410	430
Marathon Oil Corp.	9,264	481
Massey Energy Co.	1,000	94
Murphy Oil Corp.	2,332	229
Nabors Industries Ltd. (c) *	4,000	197
National-Oilwell Varco, Inc. *	3,786	336
Noble Corp.	3,200	208
Noble Energy	2,000	201
Occidental Petroleum Corp.	11,000	988
Patriot Coal Corp. *	330	51
Peabody Energy Corp.	3,300	291
Range Resources Corp.	1,700	111
Rowan Cos., Inc.	1,200	56
Schlumberger Ltd.	15,340	1,648
Smith International, Inc.	2,500	208
Southwestern Energy Co. *	4,400	210
Spectra Energy Corp.	7,781	224
Sunoco, Inc.	1,240	50
Tesoro Corp. (c)	1,800	36
The Williams Cos., Inc.	7,600	306
Transocean, Inc. *	4,180	637
Valero Energy Corp.	6,960	287
Weatherford International Ltd. *	8,560	425
XTO Energy, Inc.	6,686	458

		23,654

Food & Staples Retailing 2.7%

Costco Wholesale Corp.	5,600	393
CVS Caremark Corp.	19,905	787
Safeway, Inc.	6,200	177
Supervalu, Inc.	2,435	75
Sysco Corp.	7,700	212
The Kroger Co.	9,100	263

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Wal-Mart Stores, Inc.	31,230	1,755
Walgreen Co.	12,975	422
Whole Foods Market, Inc. (c)	1,800	43

		4,127

Food, Beverage & Tobacco 5.4%

Altria Group, Inc.	26,864	552
Anheuser-Busch Cos., Inc.	9,783	608
Archer-Daniels-Midland Co.	8,400	283
Brown-Forman Corp., Class B	704	53
Campbell Soup Co.	2,300	77
Coca-Cola Enterprises, Inc.	4,000	69
ConAgra Foods, Inc.	6,770	130
Constellation Brands, Inc., Class A *	2,300	46
Dean Foods Co. *	1,700	33
General Mills, Inc.	4,579	278
H.J. Heinz Co.	4,510	216
Kellogg Co.	3,400	163
Kraft Foods, Inc., Class A	18,590	529
Lorillard, Inc. *	2,136	148
McCormick & Co., Inc.	1,700	61
Molson Coors Brewing Co., Class B	1,678	91
PepsiCo, Inc.	21,040	1,338
Philip Morris International, Inc.	26,864	1,327
Reynolds American, Inc.	2,156	101
Sara Lee Corp.	10,600	130
The Coca-Cola Co.	26,362	1,370
The Hershey Co.	2,244	74
The Pepsi Bottling Group, Inc.	1,902	53
Tyson Foods, Inc., Class A	1,186	18
UST, Inc.	2,200	120
Wm. Wrigley Jr. Co.	2,411	188

		8,056

Health Care Equipment & Services 4.0%

Aetna, Inc.	6,840	277
AmerisourceBergen Corp.	2,720	109
Baxter International, Inc.	8,690	556
Becton, Dickinson & Co.	3,300	268
Boston Scientific Corp. *	15,090	185
C.R. Bard, Inc. (c)	1,320	116
Cardinal Health, Inc.	5,374	277
CIGNA Corp.	4,680	166
Coventry Health Care, Inc. *	2,050	62
Covidien Ltd.	6,594	316
Express Scripts, Inc. *	3,544	222
Hospira, Inc. (c) *	2,100	84
Humana, Inc. *	2,100	83
IMS Health, Inc.	2,600	61
Intuitive Surgical, Inc. *	500	135
Laboratory Corp. of America Holdings *	1,504	105
McKesson Corp.	3,956	221
Medco Health Solutions, Inc. *	7,776	367
Medtronic, Inc.	14,709	761
Patterson Cos., Inc. *	980	29
Quest Diagnostics, Inc.	1,960	95
St. Jude Medical, Inc. *	4,204	172
Stryker Corp.	3,900	245
Tenet Healthcare Corp. (c) *	6,500	36
UnitedHealth Group, Inc.	17,630	463
Varian Medical Systems, Inc. *	1,000	52
WellPoint, Inc. *	8,136	388
Zimmer Holdings, Inc. *	2,984	203

		6,054

Household & Personal Products 2.4%

Avon Products, Inc.	5,116	184
Colgate-Palmolive Co.	6,470	447
Kimberly-Clark Corp.	5,706	341
The Clorox Co.	1,900	99
The Estee Lauder Cos., Inc., Class A	1,500	70
The Procter & Gamble Co.	40,217	2,446

		3,587

Insurance 3.5%

ACE Ltd.	3,900	215
Aflac, Inc.	6,610	415
American International Group, Inc.	33,438	885
Aon Corp.	4,550	209
Assurant, Inc.	1,500	99
Cincinnati Financial Corp.	2,335	59
Genworth Financial, Inc., Class A	5,000	89
Lincoln National Corp.	3,662	166
Loews Corp.	3,788	178
Marsh & McLennan Cos., Inc.	7,000	186
MBIA, Inc. (c)	1,750	8
MetLife, Inc. (c)	9,807	517
Principal Financial Group, Inc.	3,563	149
Prudential Financial, Inc.	6,470	386
SAFECO Corp.	1,100	74
The Allstate Corp.	8,440	385
The Chubb Corp.	5,160	253
The Hartford Financial Services Group, Inc.	3,930	254
The Progressive Corp.	9,500	178
The Travelers Cos., Inc.	8,999	391
Torchmark Corp.	1,500	88
Unum Group	4,276	87
XL Capital Ltd., Class A (c)	1,900	39

		5,310

Materials 3.8%

Air Products & Chemicals, Inc.	3,000	297
AK Steel Holding Corp.	750	52
Alcoa, Inc.	11,072	394
Allegheny Technologies, Inc.	1,270	75
Ashland, Inc.	900	43
Ball Corp.	1,200	57
Bemis Co., Inc.	1,400	31
E.I. du Pont de Nemours & Co.	12,114	520
Eastman Chemical Co.	1,000	69
Ecolab, Inc.	2,104	90
Freeport-McMoRan Copper & Gold, Inc.	4,802	563
Hercules, Inc.	700	12
International Flavors & Fragrances, Inc.	1,000	39

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

International Paper Co. (c)	6,498	151
MeadWestvaco Corp.	2,549	61
Monsanto Co.	7,050	891
Newmont Mining Corp.	5,446	284
Nucor Corp.	4,000	299
Pactiv Corp. *	1,800	38
PPG Industries, Inc.	2,300	132
Praxair, Inc.	4,165	393
Rohm & Haas Co.	2,105	98
Sealed Air Corp.	2,428	46
Sigma-Aldrich Corp.	1,282	69
The Dow Chemical Co.	12,305	430
Titanium Metals Corp. (c)	1,000	14
United States Steel Corp.	1,500	277
Vulcan Materials Co. (c)	1,100	66
Weyerhaeuser Co.	2,800	143

		5,634

Media 2.8%

CBS Corp., Class B	9,880	193
Clear Channel Communications, Inc.	5,956	210
Comcast Corp., Class A	40,173	762
Gannett Co., Inc. (c)	2,960	64
Meredith Corp. (c)	300	8
News Corp., Class A	30,574	460
Omnicom Group, Inc.	4,600	206
The DIRECTV Group, Inc. *	9,900	257
The E.W. Scripps Co., Class A	1,000	42
The Interpublic Group of Cos., Inc. *	4,997	43
The McGraw-Hill Cos., Inc.	4,750	191
The New York Times Co., Class A (c)	1,700	26
The Walt Disney Co.	25,300	789
The Washington Post Co., Class B	30	18
Time Warner, Inc.	49,223	728
Viacom, Inc., Class B *	9,080	277

		4,274

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	19,635	1,040
Allergan, Inc.	3,760	196
Amgen, Inc. *	13,854	653
Applied Biosystems, Inc.	2,800	94
Barr Pharmaceuticals, Inc. (c) *	1,400	63
Biogen Idec, Inc. *	3,600	201
Bristol-Myers Squibb Co.	25,640	526
Celgene Corp. *	4,700	300
Eli Lilly & Co.	12,920	596
Forest Laboratories, Inc. *	3,720	129
Genzyme Corp. *	3,500	252
Gilead Sciences, Inc. *	11,708	620
Johnson & Johnson	37,698	2,426
King Pharmaceuticals, Inc. *	3,466	36
Merck & Co., Inc.	28,300	1,067
Millipore Corp. *	500	34
Mylan, Inc. (c) *	2,691	33
PerkinElmer, Inc.	1,700	47
Pfizer, Inc.	89,769	1,568
Schering-Plough Corp.	19,190	378
Thermo Fisher Scientific, Inc. *	4,590	256
Waters Corp. *	1,400	90
Watson Pharmaceuticals, Inc. *	1,500	41
Wyeth	17,470	838

		11,484

Real Estate 1.1%

Apartment Investment & Management Co., Class A	1,356	46
AvalonBay Communities, Inc. (c)	1,000	89
Boston Properties, Inc.	1,216	110
CB Richard Ellis Group, Inc., Class A *	2,300	44
Developers Diversified Realty Corp. (c)	1,600	55
Equity Residential	3,500	134
General Growth Properties, Inc.	3,000	105
HCP, Inc.	2,800	89
Host Hotels & Resorts, Inc.	6,500	89
Kimco Realty Corp. (c)	2,710	94
Plum Creek Timber Co., Inc.	2,060	88
ProLogis	2,600	141
Public Storage	1,500	121
Simon Property Group, Inc.	2,800	252
Vornado Realty Trust	1,600	141

		1,598

Retailing 2.5%

Abercrombie & Fitch Co., Class A	500	31
Amazon.com, Inc. *	3,900	286
AutoNation, Inc. *	1,900	19
AutoZone, Inc. *	500	60
Bed, Bath & Beyond, Inc. (c) *	3,016	85
Best Buy Co., Inc.	5,075	201
Big Lots, Inc. (c) *	1,400	44
Dillard’s, Inc., Class A (c)	600	7
Expedia, Inc. *	2,600	48
Family Dollar Stores, Inc.	2,000	40
GameStop Corp., Class A *	2,000	81
Genuine Parts Co.	2,500	99
IAC/InterActiveCorp. *	2,800	54
J.C. Penney Co., Inc.	2,900	105
Kohl’s Corp. *	4,410	177
Limited Brands, Inc.	3,908	66
Lowe’s Cos., Inc. (c)	19,760	410
Macy’s, Inc.	5,922	115
Nordstrom, Inc.	2,850	86
Office Depot, Inc. *	3,500	38
RadioShack Corp.	259	3
Sears Holdings Corp. (c) *	1,175	87
Staples, Inc.	9,150	217
Target Corp.	11,170	519
The Gap, Inc. (c)	7,076	118
The Home Depot, Inc.	22,905	536
The Sherwin-Williams Co.	1,133	52
The TJX Cos., Inc.	6,310	199
Tiffany & Co.	1,126	46

		3,829

Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (c) *	5,530	32

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Altera Corp.	4,880	101
Analog Devices, Inc.	4,130	131
Applied Materials, Inc.	17,770	339
Broadcom Corp., Class A *	6,165	168
Intel Corp.	74,371	1,598
KLA-Tencor Corp.	2,700	110
Linear Technology Corp.	3,200	104
LSI Corp. *	5,410	33
MEMC Electronic Materials, Inc. *	2,900	179
Microchip Technology, Inc.	2,500	76
Micron Technology, Inc. *	8,800	53
National Semiconductor Corp.	4,400	90
Novellus Systems, Inc. (c) *	1,600	34
NVIDIA Corp. *	7,200	135
Teradyne, Inc. *	2,100	23
Texas Instruments, Inc.	18,340	517
Xilinx, Inc.	3,800	96

		3,819

Software & Services 6.2%

Adobe Systems, Inc. *	7,400	291
Affiliated Computer Services, Inc., Class A *	1,191	64
Akamai Technologies, Inc. *	2,000	70
Autodesk, Inc. *	3,320	112
Automatic Data Processing, Inc.	7,173	301
BMC Software, Inc. *	3,200	115
CA, Inc.	6,044	140
Citrix Systems, Inc. *	2,360	69
Cognizant Technology Solutions Corp., Class A *	3,600	117
Computer Sciences Corp. *	2,400	112
Compuware Corp. *	3,750	36
Convergys Corp. *	1,354	20
eBay, Inc. *	14,588	399
Electronic Arts, Inc. *	4,058	180
Electronic Data Systems Corp.	7,220	178
Fidelity National Information Services, Inc.	2,000	74
Fiserv, Inc. *	2,260	102
Google, Inc., Class A *	2,977	1,567
Intuit, Inc. *	4,396	121
Microsoft Corp.	107,668	2,962
Novell, Inc. *	5,200	31
Oracle Corp. *	51,720	1,086
Paychex, Inc.	4,450	139
Symantec Corp. *	12,141	235
Total System Services, Inc.	2,600	58
Unisys Corp. *	4,700	19
VeriSign, Inc. *	2,025	77
Western Union Co.	9,959	246
Yahoo!, Inc. *	15,500	320

		9,241

Technology Hardware & Equipment 7.6%

Agilent Technologies, Inc. *	5,867	208
Apple, Inc. *	11,500	1,926
Ciena Corp. (c) *	957	22
Cisco Systems, Inc. *	78,538	1,827
Corning, Inc.	19,950	460
Dell, Inc. *	28,872	632
EMC Corp. *	27,122	398
Hewlett-Packard Co.	33,413	1,477
International Business Machines Corp.	17,885	2,120
Jabil Circuit, Inc.	2,127	35
JDS Uniphase Corp. (c) *	2,519	29
Juniper Networks, Inc. *	6,800	151
Lexmark International, Inc., Class A (c) *	1,300	43
Molex, Inc.	1,800	44
Motorola, Inc.	29,835	219
NetApp, Inc. *	4,600	100
Nortel Networks Corp. *	121	1
QLogic Corp. *	1,990	29
QUALCOMM, Inc.	21,490	953
SanDisk Corp. (c) *	2,900	54
Sun Microsystems, Inc. *	11,450	125
Tellabs, Inc. *	5,630	26
Teradata Corp. *	2,400	56
Tyco Electronics Ltd.	6,294	225
Xerox Corp.	12,190	165

		11,325

Telecommunication Services 3.3%

American Tower Corp., Class A *	5,300	224
AT&T, Inc.	78,888	2,658
CenturyTel, Inc.	1,490	53
Citizens Communications Co.	4,718	54
Embarq Corp.	1,997	94
Qwest Communications International, Inc. (c)	21,216	83
Sprint Nextel Corp.	38,839	369
Verizon Communications, Inc.	37,604	1,331
Windstream Corp.	5,335	66

		4,932

Transportation 2.1%

Burlington Northern Santa Fe Corp.	4,230	422
C.H. Robinson Worldwide, Inc.	2,200	121
CSX Corp.	6,020	378
Expeditors International of Washington, Inc.	2,500	107
FedEx Corp.	3,920	309
Norfolk Southern Corp.	5,100	320
Ryder System, Inc.	600	41
Southwest Airlines Co.	7,886	103
Union Pacific Corp.	7,140	539
United Parcel Service, Inc., Class B	13,415	825

		3,165

Utilities 3.8%

Allegheny Energy, Inc.	2,241	112
Ameren Corp.	2,500	106
American Electric Power Co., Inc.	5,170	208
CenterPoint Energy, Inc.	3,650	59
CMS Energy Corp. (c)	2,960	44
Consolidated Edison, Inc.	3,100	121
Constellation Energy Group, Inc.	2,500	205
Dominion Resources, Inc.	7,440	353

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

DTE Energy Co.	2,200	93
Duke Energy Corp.	15,563	271
Dynegy, Inc., Class A *	4,295	37
Edison International	4,200	216
Entergy Corp.	2,377	286
Exelon Corp.	8,690	782
FirstEnergy Corp.	4,288	353
FPL Group, Inc.	5,400	354
Integrys Energy Group, Inc.	247	13
Nicor, Inc. (c)	510	22
NiSource, Inc.	3,246	58
Pepco Holdings, Inc.	2,500	64
PG&E Corp.	4,800	191
Pinnacle West Capital Corp.	1,200	37
PPL Corp.	4,960	259
Progress Energy, Inc.	2,730	114
Public Service Enterprise Group, Inc.	6,600	303
Questar Corp.	2,200	156
Sempra Energy	3,141	177
Southern Co.	9,510	332
TECO Energy, Inc.	2,840	61
The AES Corp. *	8,800	169
Xcel Energy, Inc.	3,809	77

		5,633

Total Common Stock (Cost $109,148)		146,354

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.1% of net assets

Commercial Paper & Other Obligations 2.0%

Wachovia, London Time Deposit
1.82%, 07/01/08	2,992	2,992

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
1.91%, 09/18/08 (b)	219	219

Total Short-Term Investments (Cost $3,211)		3,211

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.6% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	5,346,947	5,347

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000.)

At 06/30/08, the tax basis cost of the fund’s investments was $113,115 and the unrealized appreciation and depreciation were $53,254 and ($16,804), respectively, with a net unrealized appreciation of $36,450.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at
06/30/08. All numbers x 1,000 except number of contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P Mini 500 Index, Long expires 09/19/08	40	2,562	(144)

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in unaffiliated issuers, at value including securities on loan of $5,645 (cost $112,238 )		$149,297
Investments in affiliated issuer, at value (cost $121)	+	268

Total investments, at value (cost $112,359)		149,565
Collateral invested for securities on loan		5,347
Receivables:
Investments sold		13
Fund shares sold		220
Dividends		194
Income from securities on loan		5
Due from brokers for futures	+	2

Total assets		155,346

Liabilities
Collateral invested for securities on loan		5,347
Payables:
Investments bought		52
Investment adviser and administrator fees		2
Fund shares redeemed		96
Accrued expenses	+	44

Total liabilities		5,541

Net Assets
Total assets		155,346
Total liabilities	−	5,541

Net assets		$149,805
Net Assets by Source
Capital received from investors		122,423
Net investment income not yet distributed		4,436
Net realized capital losses		(14,116)
Net unrealized capital gains		37,062

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$149,805		7,962		$18.82

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2008 to June 30, 2008; unaudited. All numbers x1,000.

Investment Income
Dividends received from unaffiliated issuers		$1,608
Dividends received from affiliated issuer		1
Interest		26
Securities on loan	+	31

Total Investment Income		1,666

Net Realized Gains and Losses
Net realized gains on investments		60
Net realized losses on futures contracts	+	(130)

Net realized losses		(70)

Net Unrealized Gains and Losses
Net unrealized losses on unaffiliated investments		(21,294)
Net unrealized losses on affiliated issuer		(65)
Net unrealized losses on futures contracts	+	(164)

Net unrealized losses		(21,523)

Expenses
Investment adviser and administrator fees		117
Portfolio accounting fees		25
Shareholder reports		20
Professional fees		17
Trustees’ fees		16
Custodian fees		3
Other expenses	+	6

Total expenses		204

Increase (Decrease) in Net Assets from Operations
Total investment income		1,666
Net expenses	−	204

Net investment income		1,462
Net realized losses		(70)
Net unrealized losses	+	(21,523)

Decrease in net assets from operations		($20,131)

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/08-6/30/08	1/1/07-12/31/07
Net investment income		$1,462	$2,992
Net realized gains (losses)		(70)	1,887
Net unrealized gains (losses)	+	(21,523)	4,063

Increase (Decrease) in net assets from operations		(20,131)	8,942

Distributions to Shareholders
Distributions from net investment income		–	2,586

Transactions in Fund Shares

		1/1/08-6/30/08		1/1/07-12/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		791	$15,579	1,237	$26,778
Shares reinvested		–	–	120	2,586
Shares redeemed	+	(722)	(14,351)	(1,552)	(33,604)

Net transactions in fund shares		69	$1,228	(195)	($4,240)

Shares Outstanding and Net Assets
		1/1/08-6/30/08		1/1/07-12/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,893	$168,708	8,088	$166,592
Total Increase or decrease	+	69	(18,903)	(195)	2,116

End of period		7,962	$149,805	7,893	$168,708
Net investment income not yet distributed			$4,436		$2,974

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Not withstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board (“FASB”) Interpretation (FIN) No. 48 – Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2008, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), evaluated the implications of FIN 48, and determined that there is no impact to the fund’s financial statements.

The fund adopted FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.

Various inputs are used in determining the value of the fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized below in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$146,354
Level 2 — Other significant observable inputs	3,211
Level 3 — Significant unobservable inputs	—
Total	$149,565

*	The fund had no Other Financial Instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS 161 on the funds’ financial statement disclosures.

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2009.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2008, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

4. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

5.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp. and an uncommitted line of credit of $100 million with Bank of America, N.A. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from lines of credit for the fund during the period.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

6.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000.)

For the period ended June 30, 2008, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$1,657	$207

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2009	$821
2010	7,810
2011	38
2012	359
2013	2,129
2014	2,112

Total	$13,269

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses, and capital losses utilized to offset capital gains were $433.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 16, 2008 and June 2, 2008, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 2, 2008. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the

20

context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

21

Trustees and Officers

The tables below give information as of June 30, 2008, about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	None.

 22

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York.	69	None.

Walt W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc,; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

23

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudua Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 24

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios
By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 8/14/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: 8/14/08

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: 8/14/08